Other Expenses	12 Months Ended
Dec. 31, 2013
Other Expenses

Note Q: Other Expenses

In 2012, the Corporation incurred business development costs of $35,140,000, which decreased 2012 consolidated net earnings by $21,242,000, or $0.46 per diluted share. In 2011, the Corporation incurred business development costs of $18,575,000, which decreased consolidated net earnings for 2011 by $11,409,000, or $0.25 per diluted share.

The Corporation incurred early retirement and severance expenses totaling $3,885,000, or $0.05 per diluted share, in 2012 and $4,414,000, or $0.06 per diluted share, in 2011. These nonrecurring charges are included in selling, general and administrative expenses in the consolidated statements of earnings.